COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	May 17, 2013 item	Jan. 02, 2014	Aug. 29, 2014	Dec. 15, 2014
Operating Leased Assets [Line Items]
Proceeds from sale-leaseback transaction		$ 109,775
Office and storage facilities [Member]
Operating Leased Assets [Line Items]
Rent expense	221,993	118,156
Office and storage facilities [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lease term	1 month
Office and storage facilities [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	6 months
Equipment [Member]
Operating Leased Assets [Line Items]
Monthly rent			45,000
Shares issued for operating lease		350,000
Rent expense	549,624	274,015
Vehicles [Member]
Operating Leased Assets [Line Items]
Monthly rent	123,570
Number leased	102
Number of trailors leased	55
Sale leaseback number of assets	7
Proceeds from sale-leaseback transaction	87,375
Sale leaseback loss	(11,773)
Loss recognized	2,133
Flat hose and related equipment, one [Member]
Operating Leased Assets [Line Items]
Monthly rent				50,000
Lease term				12 months
Number of options to extend term of lease				2
Extended lease term				1 year
Rent expense	600,000
Flat hose and related equipment, two [Member]
Operating Leased Assets [Line Items]
Monthly rent					20,000
Lease term					30 months
Rent expense	240,000
Flat hose and related equipment, three [Member]
Operating Leased Assets [Line Items]
Monthly rent						30,000
Lease term						6 months
Rent expense	120,000
Generators and trailers [Member]
Operating Leased Assets [Line Items]
Monthly rent							30,228
Lease term							36 months
Rent expense	$ 13,074